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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
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             ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A
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                   REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
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                WHICH THAT REQUEST WAS DENIED ON JANUARY 19, 2001
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
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Check here if Amendment [X]; Amendment Number: 1
                                               -
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenhut Overseas, L.L.C.
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Address: 277 Park Avenue
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         27th Floor
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         New York, New York 10172
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Form 13F File Number:  28-5238
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gary K. Duberstein
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Title:            Managing Director
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Phone:            (212) 350-5100
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein            New York, New York          January 24, 2001
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    [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                2
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Form 13F Information Table Value Total:              $6,032
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                                                   (thousands)


List of Other Included Managers:

                                      NONE

                                    FORM 13F

Page 1 of 1                Name of Reporting Manager:  Greenhut Overseas, LLC
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                                                                                           Item 6: Investment Discretion
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Item 1:                   Item 2:      Item 3:        Item 4: Fair     Item 5:  Shares or              (b)             (c)
Name of Issuer            Title of     CUSIP          Market Value     Principal Amount                Shared- As      Shared- Other
                          Class        Number                                              (a) Sole    Defined in
                                                                                                       Instr. V
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Brunswick Corp.           COM          117043109      5,224,000        315,400             315,400
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Heilig-Meyers Co.         COM          422893107      808,000          680,000             680,000
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COLUMN TOTALS (Page)                                  0
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** TABLE CONTINUED **

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                                              Item 8: Voting Authority (Shares)
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Item 1:                          Item 7:
Name of Issuer                   Manag-
                                 ers  See     (a) Sole          (b) Shared    (c) None
                                 Instr. V
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Brunswick Corp.                               315,400
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Heilig-Meyers Co.                             680,000
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COLUMN TOTALS (Page)
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